LEASES - Right-of-use asset by type (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Right-of-use leased asset
Right of use asset	$ 13,704,217	$ 13,936,575
USD
Right-of-use leased asset
Incremental borrowing rate	1.94%
BRL
Right-of-use leased asset
Incremental borrowing rate	13.05%
Right-of-use leased asset
Right-of-use leased asset
Right of use asset	$ 22,317,878	21,163,192	$ 15,828,032
Right-of-use leased asset | Machinery and equipment
Right-of-use leased asset
Right of use asset	3,655,741	3,655,741
Right-of-use leased asset | Vehicles
Right-of-use leased asset
Right of use asset	1,940,263	1,475,581
Right-of-use leased asset | Equipment and computer software
Right-of-use leased asset
Right of use asset	1,025,650	903,306
Right-of-use leased asset | Land and buildings
Right-of-use leased asset
Right of use asset	$ 15,696,224	$ 15,128,564